Restricted Cash - Schedule of Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 200	$ 3,745
Secured deposits for a letter of credit
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	200	267
Secured deposits in relation to the headquarter project
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 0	$ 3,478